20. TRADE AND OTHER ACCOUNTS PAYABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Accounts Payable Tables
Trade payables	$ 76,352,397	$ 76,055,889
Other payables	28,170,980	25,449,738
Dividends payable	8,990,455	9,297,343
Withholdings	7,239,950	7,808,563
Trade and other accounts payable, current	$ 120,753,782	$ 118,611,533